Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 2 | Financial asset at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 42,473,731	₩ 39,897,328
Level 2 | Financial asset at FVTPL | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV,Option model (*)	DCF, NAV, Option model (*)
Carrying value	₩ 42,011,753	₩ 39,833,051
Significant unobservable inputs and range	Discount rate, interest rate, stock price, etc.	Discount rate, interest rate, stock price, etc.
Level 2 | Financial asset at FVTPL | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	NAV,Option model (*)	NAV
Carrying value	₩ 461,978	₩ 64,277
Significant unobservable inputs and range	Price of underlying assets such as stocks, bonds, etc., dividend yield	Price of underlying assets such as stocks, bonds, etc.
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 6,493,825	₩ 9,474,641
Level 2 | Derivative assets | Trading
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), Implied forward interest rate,DCF	Option model (*), Implied forward interest rate, DCF
Carrying value	₩ 5,876,734	₩ 8,772,280
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative assets | Hedging
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 617,091	₩ 702,361
Level 2 | Securities at FVOCI
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 113,164,135	₩ 105,403,285
Level 2 | Securities at FVOCI | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF,Option model (*)	DCF, Option model (*)
Carrying value	₩ 64,196,579	₩ 56,031,316
Significant unobservable inputs and range	Interest rate, discount rate, etc.	Interest rate, discount rate, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 21,398,102
Level 3 | Financial asset at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 19,857,062	₩ 18,632,327
Level 3 | Financial asset at FVTPL | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Income approach	DCF, NAV, Option model (*1), Income approach
Carrying value	₩ 18,349,801	₩ 17,217,401
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, Interest rate volatility, Liquidation Value	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, Liquidation Value
Level 3 | Financial asset at FVTPL | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Dividend discount model (DDM), Cost method	DCF, NAV, Option model (*1),Comparable company analysis, Transaction case price, Dividend discount model (DDM), Cost method
Carrying value	₩ 1,507,261	₩ 1,414,926
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility, Liquidation Value	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 596,229	₩ 719,177
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 25,130	₩ 125,445
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations	The volatility of the underlying asset, Correlations
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 71,254	₩ 85,141
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations	The volatility of the underlying asset, Correlations
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 499,845	₩ 508,591
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations, Hazard Rate	The volatility of the underlying asset, Correlations, Hazard Rate
Level 3 | Securities at FVOCI
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value	₩ 944,811	₩ 20,273,695
Level 3 | Securities at FVOCI | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)
Carrying value	₩ 9,139
Significant unobservable inputs and range	Discount rate, Interest rate volatility
Level 3 | Securities at FVOCI | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	DCF, NAV, Option model (*1), Comparable company analysis, Cost method	DCF, NAV, Option model (*1),Comparable company analysis
Carrying value	₩ 935,672	₩ 922,191
Significant unobservable inputs and range	The volatility of the underlying asset, Discount rate, Growth rate, Interest rate volatility, Liquidation Value	The volatility of the underlying asset, Discount rate, Growth rate,Interest rate volatility